Leases - Summary of Maturity Analysis of Lease Liabilities Extension Options Not Expected to be Exercised (Detail) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Extension options not expected to be exercised	£ 978	£ 978
Not later than 5 years [member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Extension options not expected to be exercised	830	591
Later than 5 years [member]
Disclosure Of Maturity Analysis Of Operating Lease Payments [Line Items]
Extension options not expected to be exercised	£ 148	£ 387